Spin-off of distribution business - Schedule of Assets and Liabilities Preceding Spin-off (Detail) (Now Inc [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Now Inc [Member]
Current assets:
Cash and cash equivalents	$ 101	$ 138
Receivables, net	661	692
Inventories, net	850	1,015
Deferred income taxes	21	18
Prepaid and other current assets	29	19
Total current assets of discontinued operations	1,662	1,882
Property, plant and equipment, net	102	61
Deferred income taxes	15	11
Goodwill	333	343
Intangibles, net	68	74
Other assets	3	2
Total assets of discontinued operations	2,183	2,373
Current liabilities:
Accounts payable	264	272
Accrued liabilities	99	113
Accrued income taxes		6
Total current liabilities of discontinued operations	363	391
Deferred income taxes	16	9
Other liabilities	2	2
Total liabilities of discontinued operations	$ 381	$ 402